Financial Risks Management - Sensitivity of Group's Cash and Cash Equivalents and Expenses to Variation 10% of CHF against Euro (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ten Percent Increase Decrease In C H F Vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	€ 652	€ 1,200	€ 2,357
Operating expense	3,174	5,052	2,048
Ten Percent Increase Of C H F Vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	724	1,333	2,618
Operating expense	3,526	5,614	2,275
Ten Percent Decrease Of C H F Vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	593	1,091	2,142
Operating expense	€ 2,885	€ 4,593	€ 1,862